________________________________________________________________________________


                                INTERNET 100 FUND

________________________________________________________________________________

                        a series of Woodlawn Funds Trust






                             SEMI-ANNUAL REPORT 1999


                        FOR THE PERIOD ENDED DECEMBER 31






                               INVESTMENT ADVISOR
                          Internet 100 Advisors, L.L.C.
                                  354 Broadway
                            New York, New York 10013
                                  877-655-1110


                                INTERNET 100 FUND
                           105 North Washington Street
                              Post Office Drawer 69
                     Rocky Mount, North Carolina 27802-0069
                                 1-800-525-3863




                 This Report has been prepared for shareholders
                and may be distributed to others only if preceded
                     or accompanied by a current prospectus.

February 18, 2000

Dear Fellow Internet Investor:

The launch of the Internet 100 Fund coincided with a period when investors began to recognize in great numbers the potential growth of the new internet-based economy. Your fund achieved an 83.40% total return from inception on September 8, 1999 through December 31, 1999. For the fourth quarter of 1999, the fund's total return of 76.35% ranked it among the "Fourth Quarter's Best Performers" as listed in the January 10, 2000 issue of The Wall Street Journal.

A number of catalysts converged to produce these exceptional short-term results, including a strong economic background, low inflation, solid earnings growth and heavy cash inflows into technology and Internet stocks. The hottest Internet segments during this period were business-to-business e-commerce (B2B) stocks, Internet infrastructure companies and firms specializing in Internet security. B2B simply refers to transactions conducted over the Internet between two businesses as contrasted to B2C companies who sell their products to consumers.

The interest in B2B stocks has been fueled by expectations for exponential growth for companies that serve this vast market. Forrester Research, a leading independent technology research firm, predicts that the B2B internet economy will be more than ten times the size of the B2C market. They expect the B2B market to grow from $109 billion to $2.7 trillion in 2004.

The fund owned a number of B2B stocks that appreciated dramatically in the fourth quarter of 1999. Commerce One and Ariba provide Internet solutions that allow companies to manage their purchasing of indirect goods in a more efficient manner. VerticalNet is a diversified B2B play that operates more than 50 highly focused B2B trade communities on the Internet. Each site provides content, community and commerce for members within a specific industry.

Internet infrastructure companies - companies that provide software solutions that enable the development of mission critical web-based systems - also contributed strongly to the fund's performance. Particularly noteworthy were Vitria, E.Piphany, Broadvision, Silknet and Vignette.

Looking forward, we expect both the B2B and Internet infrastructure segments to continue to show exceptional growth for some time to come. We also expect wireless data to be strong as "internet everywhere" becomes a reality. On the flip side, we expect stocks of B2C e-tailing and pure content businesses to remain weak. Companies in these segments will have to prove that their business models can generate strong and sustainable profit growth in the not-too-distant future before investors rotate back to these stocks.

We  believe  strongly  that  we  are  still  in the  very  early  stages  of the development of the Internet economy and that many exciting investment opportunities are in front of us. Because the stocks of Internet companies will remain highly volatile, we designed the Internet 100 Fund to be a well-diversified basket of Internet leaders. We like to think of the Fund as the "aggressive point" of the pyramid that represents your overall investment portfolio.

Thank you for your investment. If you have any questions or feedback, please send us an email at internet100@ncfunds.com.

Sincerely,

/s/ Paul de Leon

Paul de Leon
President & Fund Manager
Internet 100 Fund






Total returns reflect past performance and are no guarantee of future investment performance. Share price, yield, and return on an actual investment will fluctuate, and you may have a gain or loss when you sell your shares. Average annual returns include changes in share price, and reinvestment of dividends and capital gains.


This report is submitted for the general information of the shareholders of each fund. It is not authorized for the distribution to prospective investors in each fund unless it is preceded or accompanied by a current prospectus, which includes details regarding the Fund's objectives, policies, fees and other information.


The following table lists the percentage of the Fund each holding represented as of 12/31/99:

    Commerce One - 2.81%
    Ariba - 3.05%
    VerticalNet - 0.78%
    Vitria - 1.12%
    E.Piphany - 1.17%
    Broadvision - 1.79%
    Silknet - 0.32%
    Vignette - 1.40%




Distributed by Capital Investment Group, Inc., Raleigh, North Carolina.

Fund News:
----------

The fund is currently available through TD Waterhouse, Morgan Stanley Dean Witter Online, Ameritrade, and E*trade. We expect to be available through Schwab, Fidelity, DLJ Direct and National Discount Brokers in the next several weeks and will send out a notice as we are added to these platforms.


                                                          INTERNET 100 FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          December 31, 1999
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                        Shares             (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 96.94%

       Commercial Services - 0.68%
         (a)USWeb Corporation ........................................................                    320             $   14,220
                                                                                                                          ----------

       Computer Software & Services - 92.18%
         (a)24/7 Media, Inc. .........................................................                     70                  3,937
         (a)Agile Software Corporation ...............................................                     60                 13,034
         (a)Allaire Corporation ......................................................                     30                  4,350
         (a)Amazon.com, Inc. .........................................................                    600                 45,675
         (a)America Online, Inc. .....................................................                  1,010                 76,255
         (a)AppNet, Inc. .............................................................                     90                  3,937
         (a)Ariba, Inc. ..............................................................                    360                 63,855
         (a)Art Technology Group, Inc. ...............................................                    110                 14,300
         (a)Ask Jeeves, Inc. .........................................................                     80                  9,035
         (a)At Home Corporation ......................................................                  1,170                 50,164
         (a)barnesandnoble.com inc ...................................................                    450                  6,384
         (a)BroadVision, Inc. ........................................................                    220                 37,414
         (a)CareInsite, Inc. .........................................................                    260                 20,930
         (a)Check Point Software Technologies Ltd. ...................................                    150                 29,831
         (a)Chemdex Corporation ......................................................                     90                  9,990
         (a)China.com Corporation ....................................................                    150                 11,794
         (a)CMGI Inc. ................................................................                    400                110,750
         (a)CNET, Inc. ...............................................................                    300                 17,025
         (a)Commerce One, Inc. .......................................................                    300                 58,950
         (a)Concentric Network Corporation ...........................................                    110                  3,389
         (a)Covad Communications Group, Inc. .........................................                    260                 14,544
         (a)Critical Path, Inc. ......................................................                    110                 10,381
         (a)CyberSource Corporation ..................................................                     80                  4,140
         (a)Digex, Inc. ..............................................................                    190                 13,062
         (a)Digital Island ...........................................................                    100                  9,512
         (a)DoubleClick Inc. .........................................................                    150                 37,959
         (a)Drugstore.com, Inc. ......................................................                    130                  4,704
         (a)EarthLink Network, Inc. ..................................................                    100                  4,250
         (a)eBay Inc. ................................................................                    340                 42,564
         (a)Engage Technologies, Inc. ................................................                    150                  9,000
         (a)Entrust Technologies Inc. ................................................                    140                  8,391
         (a)eToys Inc. ...............................................................                    480                 12,600
         (a)Exodus Communications, Inc. ..............................................                    600                 53,288
         (a)E.piphany, Inc. ..........................................................                    110                 24,544
         (a)F5 Networks, Inc. ........................................................                     60                  6,840
         (a)Freeserve plc ............................................................                    370                 34,040
         (a)Go2Net, Inc. .............................................................                     85                  7,395

                                                                                                                         (Continued)

                                                          INTERNET 100 FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          December 31, 1999
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                        Shares             (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

       Computer Software & Services (continued)
         (a)go.com ...................................................................                    207             $    4,916
         (a)GoTo.com, Inc. ...........................................................                    170                  9,988
         (a)Healtheon/WebMD Corporation ..............................................                    260                  9,750
         (a)High Speed Access Corp. ..................................................                    150                  2,700
         (a)HomeStore.com, Inc. ......................................................                    250                 18,563
         (a)InfoSpace.com, Inc. ......................................................                    150                 32,100
         (a)Inktomi Corporation ......................................................                    440                 39,050
         (a)Internap Network Services Corporation ....................................                    260                 44,980
         (a)Internet Capital Group, Inc. .............................................                    920                156,400
         (a)Internet Initiative Japan Inc. ...........................................                    180                 17,494
         (a)InterWorld Corporation ...................................................                     80                  6,830
         (a)ISS Group, Inc. ..........................................................                    120                  8,535
         (a)iVillage Inc. ............................................................                     80                  1,620
         (a)iXL Enterprises, Inc. ....................................................                    240                 13,320
         (a)Kana Communications, Inc. ................................................                    120                 24,600
         (a)Liberate Technologies, Inc. ..............................................                    130                 33,410
         (a)Liquid Audio, Inc. .......................................................                     60                  1,575
         (a)LookSmart, Ltd. ..........................................................                    260                  7,020
         (a)Lycos, Inc. ..............................................................                    320                 25,460
         (a)Media Metrix, Inc. .......................................................                     60                  2,145
         (a)MindSpring Enterprises, Inc. .............................................                    210                  5,545
         (a)MP3.com, Inc. ............................................................                    250                  7,922
         (a)NBC Internet, Inc. .......................................................                     50                  3,863
         (a)Network Solutions, Inc. ..................................................                    140                 30,459
         (a)NetZero, Inc. ............................................................                    380                 10,236
         (a)NorthPoint Communications Group, Inc. ....................................                    340                  8,160
         (a)Phone.com, Inc. ..........................................................                    160                 18,550
         (a)Portal Software, Inc. ....................................................                    280                 28,805
         (a)Priceline.com Incorporated ...............................................                    600                 28,425
         (a)Prodigy Communications Corporation .......................................                    200                  3,875
         (a)Proxicom, Inc. ...........................................................                     70                  8,702
         (a)PSINet Inc. ..............................................................                    240                 14,820
         (a)Razorfish Inc. ...........................................................                     80                  7,610
         (a)RealNetworks, Inc. .......................................................                    300                 36,356
         (a)Rhythms NetConnections Inc. ..............................................                    280                  8,680
         (a)RSA Security Inc. ........................................................                    120                  9,300
         (a)S1 Corporation ...........................................................                     90                  7,031
         (a)Scient Corporation .......................................................                    220                 19,016
         (a)Silknet Software, Inc. ...................................................                     40                  6,630
         (a)Software.com, Inc. .......................................................                    170                 16,320
         (a)Stamps.com Inc. ..........................................................                    100                  4,163


                                                                                                                         (Continued)


                                                          INTERNET 100 FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          December 31, 1999
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                        Shares             (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

       Computer Software & Services (continued)
         (a)StarMedia Network, Inc. ..................................................                    180             $    7,211
         (a)USinternetworking, Inc. ..................................................                    180                 12,578
         (a)VeriSign, Inc. ...........................................................                    460                 87,745
         (a)Verity, Inc. .............................................................                     60                  2,554
         (a)VerticalNet, Inc. ........................................................                    100                 16,400
         (a)Viant Corporation ........................................................                     70                  6,930
         (a)Vignette Corporation .....................................................                    180                 29,340
         (a)Vitria Technology, Inc. ..................................................                    100                 23,400
         (a)Yahoo! Inc. ..............................................................                    270                116,826
         (a)Ziff-Davis Inc. ..........................................................                    230                  4,830
                                                                                                                          ----------
                                                                                                                           1,940,951
                                                                                                                          ----------
       Entertainment - 0.44%
         (a)Ticketmaster Online-CitySearch, Inc. .....................................                    240                  9,225
                                                                                                                          ----------

       Financial Services - 0.94%
         (a)Ameritrade Holding Corporation ...........................................                    640                 13,880
         (a)E-LOAN, Inc. .............................................................                    120                  1,950
         (a)NextCard, Inc. ...........................................................                    140                  4,043
                                                                                                                          ----------
                                                                                                                              19,873
                                                                                                                          ----------
       Financial - Savings/Loans/Thrifts - 0.12%
         (a)Telebanc Financial Corporation ...........................................                    100                  2,600
                                                                                                                          ----------

       Financial - Securities Brokers - 1.51%
         (a)Donaldson, Lufkin & Jenrette, Inc. .......................................                    270                  3,662
         (a)E*TRADE Group, Inc. ......................................................                    950                 24,819
         (a)Wit Capital Group, Inc. ..................................................                    200                  3,400
                                                                                                                          ----------
                                                                                                                              31,881
                                                                                                                          ----------
       Human Resources - 0.19%
         (a)HotJobs.com, Ltd. ........................................................                     90                  3,932
                                                                                                                          ----------

       Telecommunications - 0.88%
         (a)Net2Phone, Inc. ..........................................................                    150                  6,891
         (a)Verio Inc. ...............................................................                    255                 11,777
                                                                                                                          ----------
                                                                                                                              18,668
                                                                                                                          ----------

            Total Common Stocks (Cost $1,503,532) ...........................................................              2,041,350
                                                                                                                          ----------

INVESTMENT COMPANY - 0.66%

       Evergreen Money Market Treasury Institutional Money
            Market Fund Institutional Service Shares .................................                 13,701                 13,701
            (Cost $13,701)                                                                                                ----------


                                                                                                                         (Continued)

                                                          INTERNET 100 FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          December 31, 1999
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                                           (note 1)
------------------------------------------------------------------------------------------------------------------------------------

Total Value of Investments (Cost $1,517,233 (b)) .....................................                  97.60%            $2,055,051
Other Assets Less Liabilities ........................................................                   2.40%                50,624
                                                                                                       ------             ----------
       Net Assets ....................................................................                 100.00%            $2,105,675
                                                                                                       ======             ==========




       (a)  Non-income producing investment.

       (b)  Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes  is the  same.  Unrealized  appreciation
            (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


            Unrealized appreciation ...........................................................................          $  616,000
            Unrealized depreciation ...........................................................................             (78,182)
                                                                                                                         ----------

                            Net unrealized appreciation .......................................................          $  537,818
                                                                                                                         ==========




























See accompanying notes to financial statements


                                                          INTERNET 100 FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                          December 31, 1999
                                                             (Unaudited)

ASSETS
       Investments, at value (cost $1,517,233) .........................................................                 $2,055,051
       Cash ............................................................................................                     35,421
       Income receivable ...............................................................................                        273
       Due from advisor (note 2) .......................................................................                     18,778
                                                                                                                         ----------

            Total assets ...............................................................................                  2,109,523
                                                                                                                         ----------

LIABILITIES
       Accrued expenses ................................................................................                      3,848
                                                                                                                         ----------

NET ASSETS
       (applicable to 114,822 shares outstanding; unlimited
        shares of no par value beneficial interest authorized) .........................................                 $2,105,675
                                                                                                                         ==========


NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE
       ($2,105,675 / 114,822 shares) ...................................................................                     $18.34
                                                                                                                         ==========


NET ASSETS CONSIST OF
       Paid-in capital .................................................................................                 $1,570,057
       Accumulated net investment loss .................................................................                     (1,734)
       Accumulated net realized loss on investments ....................................................                       (466)
       Net unrealized oappreciation on investments .....................................................                    537,818
                                                                                                                         ----------
                                                                                                                         $2,105,675
                                                                                                                         ==========























See accompanying notes to financial statements


                                                          INTERNET 100 FUND

                                                       STATEMENT OF OPERATIONS

                                             For the period beginning September 8, 1999
                                                   (Commencement of operations) to
                                                          December 31, 1999
                                                             (Unaudited)

INVESTMENT LOSS

       Income
            Dividends ......................................................................................              $     631
                                                                                                                          ---------

       Expenses
            Investment advisory fees (note 2) ..............................................................                  1,774
            Fund administration fees (note 2) ..............................................................                    414
            Audit fees .....................................................................................                  4,119
            Legal fees .....................................................................................                  2,670
            Fund accounting fees (note 2) ..................................................................                  8,400
            Custody fees ...................................................................................                  2,663
            Securities pricing fees ........................................................................                  1,744
            Shareholder recordkeeping fees .................................................................                  2,800
            Registration and filing administration fees ....................................................                  1,517
            Other fees (note 2) ............................................................................                  2,603
            Shareholder servicing expenses .................................................................                  2,583
            Registration and filing expenses ...............................................................                  1,874
            Trustee fees and meeting expenses ..............................................................                  2,538
            Printing expenses ..............................................................................                  1,093
            Other operating expenses .......................................................................                    594
                                                                                                                          ---------

                  Total expenses ...........................................................................                 37,386
                                                                                                                          ---------

                  Less:
                       Expense reimbursements (note 2) .....................................................                (33,247)
                       Investment advisory fees waived (note 2) ............................................                 (1,774)
                                                                                                                          ---------

                  Net expenses .............................................................................                  2,365
                                                                                                                          ---------

                       Net investment loss .................................................................                 (1,734)
                                                                                                                          ---------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

       Net realized loss from investment transactions ......................................................                   (466)
       Increase in unrealized appreciation on investments ..................................................                537,818
                                                                                                                          ---------

            Net realized and unrealized gain on investments ................................................                537,352
                                                                                                                          ---------

                  Net increase in net assets resulting from operations .....................................              $ 535,618
                                                                                                                          =========








See accompanying notes to financial statements


                                                          INTERNET 100 FUND

                                                 STATEMENT OF CHANGES IN NET ASSETS
                                                             (Unaudited)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        Period ended
                                                                                                                        December 31,
                                                                                                                          1999 (b)
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS

     Operations
         Net investment loss ...........................................................................                 $   (1,734)
         Net realized loss from investment transactions ................................................                       (466)
         Increase in unrealized oappreciation on investments ...........................................                    537,818
                                                                                                                         ----------

             Net increase in net assets resulting from operations ......................................                    535,618
                                                                                                                         ----------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (a) ..........................                  1,570,057
                                                                                                                         ----------

             Total increase in net assets ..............................................................                  2,105,675

NET ASSETS

     Beginning of period ...............................................................................                          0
                                                                                                                         ----------

     End of period .....................................................................................                 $2,105,675
                                                                                                                         ==========



(a) A summary of capital share activity follows:
                                                                                        --------------------------------------------
                                                                                                          Period ended
                                                                                                      December 31, 1999 (b)

                                                                                                 Shares                    Value
                                                                                        --------------------------------------------

Shares sold ..........................................................................            124,291                $1,677,877

Shares redeemed ......................................................................             (9,469)                 (107,820)
                                                                                                                         ----------

     Net increase ....................................................................            114,822                $1,570,057
                                                                                               ==========                ==========









(b) For the period beginning September 8, 1999 (commencement of operations) to December 31, 1999.










See accompanying notes to financial statements


                                                          INTERNET 100 FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)
                                                             (Unaudited)



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Period ended
                                                                                                                   December 31,
                                                                                                                     1999 (a)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ..................................................................                 $10.00

       Income from investment operations
            Net investment loss .......................................................................                  (0.02)
            Net realized and unrealized gain on investments ...........................................                   8.36
                                                                                                                    ----------

                  Total from investment operations ....................................................                   8.34
                                                                                                                    ----------


Net asset value, end of period ........................................................................                 $18.34
                                                                                                                    ==========


Total return ..........................................................................................                  83.40%
                                                                                                                    ==========


Ratios/supplemental data

       Net assets, end of period ......................................................................             $2,105,675
                                                                                                                    ==========

       Ratio of expenses to average net assets
            Before expense reimbursements and waived fees .............................................                  15.86 % (b)
            After expense reimbursements and waived fees ..............................................                   1.00 % (b)

       Ratio of net investment (loss) to average net assets
            Before expense reimbursements and waived fees .............................................                 (15.57)% (b)
            After expense reimbursements and waived fees ..............................................                  (0.74)% (b)


       Portfolio turnover rate ........................................................................                   1.07 %




(a) For the period beginning September 8, 1999 (commencement of operations) to December 31, 1999.

(b) Annualized.








See accompanying notes to financial statements


                                INTERNET 100 FUND

                          NOTES TO FINANCIAL STATEMENTS

                                December 31, 1999
                                   (Unaudited)


NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The Internet 100 Fund (the "Fund") is a non-diversified series of shares of beneficial interest of the Woodlawn Funds Trust (the "Trust"). The Trust, an open-ended investment company, was organized on May 19, 1999 as an unincorporated business trust under Delaware law and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to seek capital appreciation by investing in equity securities of the Internet 100 Index - an index comprised of the 100 largest Internet companies traded on the NYSE, the AMEX, and the NASDAQ stock market. The Fund commenced operations on September 8, 1999. The following is a summary of significant accounting policies followed by the Fund.

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

         B. Federal Income Taxes - No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

         C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

         D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September and December, on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending June 30.

         E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant to an investment advisory agreement, Internet 100 Advisors, L.L.C. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.75% of the Fund's average daily net assets.

                                                                     (Continued)
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                                INTERNET 100 FUND

                          NOTES TO FINANCIAL STATEMENTS

                               December, 31, 1999
                                   (Unaudited)



         The Advisor intends to voluntarily waive all or a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to 1.00% of the average daily net assets of the Fund. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived a portion of its fee amounting to $1,774 ($0.02 per share) and has agreed to reimburse $33,247 of the Fund's operating expenses for the period ended December 31, 1999.

         The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $125 million of average daily net assets, 0.150% of average daily net assets for the next $125 million, and 0.125% of average daily net assets over $250 million. The Administrator also receives a monthly fee of $2,000 for accounting and recordkeeping services. The contract with the Administrator provides that the aggregate fees for the aforementioned administration, accounting and recordkeeping services shall not be less than $3,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

         North Carolina Shareholder Services, L.L.C. (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

         Certain Trustees and officers of the Trust are also officers of the Advisor, the distributor or the Administrator.


NOTE 3 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments, other than short-term investments, aggregated $1,506,966 and $2,969, respectively, for the period ended December 31, 1999.